Supplement dated October 14, 2016 to your Prospectus dated May 1, 2016, for the Pacific Choice Variable Annuity, Pacific Odyssey (offered on and after October 1, 2013), Pacific Value Select (offered on and after October 1, 2013), and Pacific Journey Select (offered on and after October 1, 2013)

variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Contract Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Contract Prospectus dated May 1, 2016, as supplemented.

The purpose of this supplement is to announce various fund changes.

Effective September 30, 2016, the following changes are made to the Ivy Funds Variable Insurance Portfolios fund family:

The name of the Ivy Funds Variable Insurance Portfolios fund family changed to Ivy Variable Insurance Portfolios. In addition, the name of the applicable Investment Options changed to the following:

FROM	TO
Ivy Funds VIP Asset Strategy	Ivy VIP Asset Strategy
Ivy Funds VIP Energy	Ivy VIP Energy

The investment adviser to the Ivy Variable Insurance Portfolios changed from Waddell & Reed Investment Management Company to Ivy Investment Management Company.

All references in the Contract Prospectus to the prior names are replaced with the new names referenced above.

On or about November 30, 2016, the following changes will be made to the GE Investments Funds, Inc. fund family:

The Board of Directors of the GE Investments Funds, Inc. approved a proposed rebranding of the fund company name and each of the underlying portfolios for vote by affected Contract Owners. If approved, on or about November 30, 2016, the fund company name GE Investments Funds, Inc. will be changed to State Street Variable Insurance Series Funds, Inc. and the fund name GE Investments Total Return Fund (Class 3) will be changed to State Street Total Return V.I.S. Fund (Class 3).

All references in the Contract Prospectus to the prior names are replaced with the new names referenced above.

The Investment Adviser subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Ivy Investment Management Company is the investment adviser for Ivy Variable Insurance Portfolios.

SSGA Funds Management, Inc. is the investment adviser for State Street Variable Insurance Series Funds, Inc.

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

Ivy Distributors, Inc. pays us for each Ivy Variable Insurance Portfolio held by our separate accounts. State Street Global Markets, LLC, pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts.

Form No. VA3SUP1016